Equipment (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Property, Plant and Equipment [Abstract]
Schedule of property plant and equipment

	November 30, 2022	February 28, 2022
	(unaudited)
Equipment	$113,310	$62,347
Less: accumulated depreciation	(34,557)	(35,539)
Net equipment	$78,753	$26,808

	February 28, 2022	February 28, 2021
Equipment	$62,347	$47,953
Less: accumulated depreciation	(35,539)	(21,500)
Net equipment	$26,808	$26,453